Provisions - Summary of Provisions (Detail) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure provisions [line items]
Provisions	£ 4,822	£ 4,123
Current	4,822	2,803
Non-current		1,320
Social security contributions on share options [member]
Disclosure provisions [line items]
Provisions	9		£ 109
Provision for deferred cash consideration [member]
Disclosure provisions [line items]
Provisions	4,634	£ 4,123
Restructuring [member]
Disclosure provisions [line items]
Provisions	£ 179